Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and Other Current Assets
Prepayments	$ 97,028	¥ 667,113	¥ 35,104
VAT recoverable	9,164	63,005	33,364
Rental and other deposits	9,440	64,902	14,589
Loan to a third party	5,091	35,000	2,456
Staff advances	1,144	7,868	3,689
Payments made on behalf of merchants	1,198	8,234	4,914
Interest receivables	14,699	101,062	26,529
Others	988	6,805	7,097
Total	$ 138,752	¥ 953,989	¥ 127,742